Property, Plant and Equipment, Net (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Property, Plant and Equipment, Net

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	September 30, 2020	December 31 2019
Buildings	$9,928,163	$9,682,590
Machinery, equipment and furniture	5,603,249	5,464,652
Subtotal	15,531,412	15,147,242
Less: accumulated depreciation	(6,160,993)	(5,279,658)
Property, plant and equipment, net	$9,370,419	$9,867,584

Depreciation expense was $244,592 and $246,829 for the three-month period ended September 30, 2020 and 2019, and $725,708 and $739,273 for the nine-month period ended September 30, 2020 and 2019, respectively.